INVENTORY	12 Months Ended
Jan. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY [Text Block]

6. INVENTORY

A summary of the Company's inventory is as follows:

	January 31, 2024	January 31, 2023
	$	$
Finished goods	1,421,541	1,556,353
Work in process	1,139,116	2,494,455
Raw materials	148,064	122,765
	2,708,721	4,173,573